Commitments and contingencies (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of contingent liabilities [line items]
Contracted for but not provided	£ 2,716	£ 2,629
Energy purchase commitments	15,784	16,358
Estimated financial effect of contingent liabilities	2,836	2,822
Guarantee of sublease for US property (expires 2040)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	149	173
Guarantees of certain obligations of Grain LNG (expire up to 2025)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	33	34
Guarantees of certain obligations for construction of HVDC West Coast Link (expected expiry 2059)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	85	92
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	584	683
Guarantees of certain obligations of St William Homes LLP (various expiry dates)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	53	30
Guarantees of certain obligations of National Grid IFA 2 Limited (expected expiry 2022)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	170	564
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	1,276	1,096
Other guarantees and letters of credit (various expiry dates)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	486	150
Guarantees to both joint ventures and EPC contractors regarding the construction of interconnectors
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	136	358
Less than 1 year
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,255	1,365
In 1 to 2 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	894	890
In 2 to 3 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	975	973
In 3 to 4 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	959	955
In 4 to 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	896	861
More than 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	£ 10,805	£ 11,314